Business combinations (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Cash portion of purchase price	$ 45,300
Revolving credit facility draw	40,600
Revolving credit facility draw for working capital adjustment	762
Total consideration	86,662
49% Assets acquired	181,420
49% Liabilities assumed	(91,522)
Total identifiable net assets	89,898
Non-controlling interest acquired	89,898
Difference between net book value of acquired non-controlling interest and consideration paid	(3,236)
Impact of acquisition of non-controlling interest on equity	$ 88,561